Consolidated Statements of Financial Position € in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Non-current assets:
Property, plant and equipment	$ 4,299,000	$ 4,308,000	$ 6,815,000
Intangible assets	8,522,000	5,641,000	64,300,000
Goodwill	3,676,000	0	0
Digital assets, pledged as collateral for convertible debt	141,505,000	0	0
Digital assets, unrestricted	45,686,000		0
Deposits and other receivables	2,161,000	3,246,000	801,000
Prepaid expenses	2,213,000	0	0
Other non-current financial assets	409,000	353,000	360,000
Total non-current assets	208,471,000	13,548,000	72,276,000
Current assets:
Inventories	3,933,000	2,874,000	6,335,000
Trade receivables	3,278,000	4,809,000	8,115,000
Contract assets	98,000	122,000	497,000
Prepaid expenses	2,564,000	1,410,000	1,422,000
Other receivables	5,953,000	17,492,000	4,958,000
Research tax credit receivable	5,898,000	4,184,000	9,864,000
Short-term deposits	0	53,000,000	0
Cash and cash equivalents	13,386,000	9,093,000	5,705,000
Total current assets	35,110,000	92,984,000	36,896,000
Total assets	243,581,000	106,532,000	109,172,000
Equity (deficit):
Issued capital, euro 0.01 nominal value, 1,599,589,702 ordinary shares issued and outstanding at December 31, 2025 (251,408,922 at December 31, 2024 and 246,262,004 at December 31, 2023)	18,718,000	2,934,000	2,878,000
Share premium	185,598,000	14,512,000	14,568,000
Other capital reserves	77,515,000	74,504,000	70,261,000
Treasury shares	(9,363,000)	0	0
Accumulated deficit	(145,074,000)	(35,795,000)	(93,362,000)
Other components of equity	284,000	(796,000)	(416,000)
Total equity (deficit)	127,678,000	55,359,000	(6,071,000)
Non-current liabilities:
Government loans	0	616,000	173,000
Government research financing	3,297,000	5,669,000	3,083,000
Lease liabilities	1,225,000	333,000	1,645,000
Provisions	2,112,000	1,400,000	2,222,000
Trade payables and other non-current liabilities	1,360,000	0	0
Deferred tax liabilities	129,000	173,000	264,000
Contract liabilities	3,157,000	809,000	0
Total non-current liabilities	11,280,000	9,000,000	7,387,000
Current liabilities:
Trade payables	10,081,000	6,106,000	16,281,000
Interest-bearing financing of receivables	0	3,742,000	9,544,000
Convertible debt	56,422,000	0	52,278,000
Convertible debt embedded derivative	10,800,000	0	3,000
Lease liabilities	601,000	1,439,000	1,471,000
Unsecured related party loan	0	0	8,922,000
Government loans	979,000	1,802,000	1,727,000
Government research financing	4,308,000	4,062,000	2,879,000
Other current liabilities and provisions	11,084,000	11,174,000	8,899,000
Income tax liabilities of the parent company	3,124,000	2,827,000	0
Contract liabilities	7,224,000	11,021,000	5,852,000
Total current liabilities	104,623,000	42,173,000	107,856,000
Total equity and liabilities	$ 243,581,000	$ 106,532,000	$ 109,172,000